Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Cost	$ 9,692.0	$ 8,023.1
Accumulated depreciation	(2,717.3)	(2,315.4)
Net book value	6,974.7	5,707.7
Vessels [Member]
Property Plant And Equipment [Line Items]
Cost	9,148.9	8,018.5
Accumulated depreciation	(2,571.3)	(2,311.4)
Net book value	6,577.6	5,707.1
Equipment and Other [Member]
Property Plant And Equipment [Line Items]
Cost	543.1	4.6
Accumulated depreciation	(146.0)	(4.0)
Net book value	$ 397.1	$ 0.6